Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Loans receivable, fair value option	[1]	¥ 2,531,009	¥ 2,178,376
Receivables from customers, fair value option		55,876	50,258
Securities purchased under agreements to resell, fair value option		304,199	358,711
Trading assets, securities pledged as collateral		24,692,459	22,372,339
Trading assets, fair value option		800,182	745,801
Private equity investments, fair value option		29,960	28,212
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		557,108	546,117
Non-trading debt securities		289,807	226,772
Investments in and advances to affiliated companies, assets pledged		7,843	7,460
Investments in and advances to affiliated companies, fair value option		9,409	11,478
Other, fair value option		269,394	215,854
Short-term borrowings, fair value option		710,722	630,604
Deposits received at banks, fair value option		319,804	325,570
Securities sold under agreements to repurchase, fair value option		567,910	673,648
Securities loaned, fair value option		93,927	30,216
Trading liabilities, fair value option		951
Other liabilities, fair value option		67,236	54,588
Long-term borrowings, fair value option		¥ 7,500,810	¥ 6,915,397
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,163,562,601	3,163,562,601
Outstanding		2,933,610,441	2,956,210,965
Common stock held in treasury, shares		229,952,160	207,351,636
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 10,274,151	¥ 8,666,326
Equity Securities [Member]
Securities pledged as collateral		¥ 406	¥ 272

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.